Allowance For Loan Losses (Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 2,564,342	$ 2,114,206
30 - 59 days past due	10,453	8,374
60 - 89 days past due	1,071	1,574
Over 90 days past due	436	280
Impaired Financing Receivable, Recorded Investment, Past Due	7,534	2,741
Non-accrual	22,361	19,194
Loans, Total	2,606,197	2,146,369
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,198,700	1,023,633
30 - 59 days past due	4,965	4,910
60 - 89 days past due	667	599
Over 90 days past due	231	239
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,587	2,054
Loans, Total	1,207,150	1,031,435
Home equity - junior liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	142,232	139,105
30 - 59 days past due	880	2,379
60 - 89 days past due	0	477
Over 90 days past due	42	37
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	236	1,112
Loans, Total	143,390	143,110
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	162,450	107,141
30 - 59 days past due	0	260
60 - 89 days past due	80	236
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	1,004
Non-accrual	1,954	98
Loans, Total	164,484	108,739
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,011,926	803,614
30 - 59 days past due	3,440	442
60 - 89 days past due	273	246
Over 90 days past due	109	1
Impaired Financing Receivable, Recorded Investment, Past Due	7,534	1,737
Non-accrual	17,584	15,930
Loans, Total	1,040,866	821,970
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	45,523	36,443
30 - 59 days past due	794	113
60 - 89 days past due	36	8
Over 90 days past due	49	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	46,402	36,564
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,511	4,270
30 - 59 days past due	374	270
60 - 89 days past due	15	8
Over 90 days past due	5	3
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	3,905	4,551
Originated Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,255,141	2,051,784
30 - 59 days past due	6,217	8,365
60 - 89 days past due	517	1,527
Over 90 days past due	282	280
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	15,317	19,194
Loans, Total	2,277,474	2,081,150
Originated Loans [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,096,911	1,008,190
30 - 59 days past due	4,123	4,910
60 - 89 days past due	495	599
Over 90 days past due	231	239
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	1,905	2,054
Loans, Total	1,103,665	1,015,992
Originated Loans [Member] | Home equity - junior liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	141,967	132,847
30 - 59 days past due	880	2,379
60 - 89 days past due	0	477
Over 90 days past due	42	37
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	236	1,112
Loans, Total	143,125	136,852
Originated Loans [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	144,197	105,989
30 - 59 days past due	0	260
60 - 89 days past due	0	236
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	79	98
Loans, Total	144,276	106,583
Originated Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	835,908	766,404
30 - 59 days past due	668	433
60 - 89 days past due	0	199
Over 90 days past due	0	1
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	13,097	15,930
Loans, Total	849,673	782,967
Originated Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	32,647	34,084
30 - 59 days past due	172	113
60 - 89 days past due	7	8
Over 90 days past due	4	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	32,830	34,205
Originated Loans [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,511	4,270
30 - 59 days past due	374	270
60 - 89 days past due	15	8
Over 90 days past due	5	3
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	3,905	4,551
Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	309,201	62,422
30 - 59 days past due	4,236	9
60 - 89 days past due	554	47
Over 90 days past due	154	0
Impaired Financing Receivable, Recorded Investment, Past Due	7,534	2,741
Non-accrual	7,044	0
Loans, Total	328,723	65,219
Acquired Loans [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	101,789	15,443
30 - 59 days past due	842	0
60 - 89 days past due	172	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	682	0
Loans, Total	103,485	15,443
Acquired Loans [Member] | Home equity - junior liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	265	6,258
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	265	6,258
Acquired Loans [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	18,253	1,152
30 - 59 days past due	0	0
60 - 89 days past due	80	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	1,004
Non-accrual	1,875	0
Loans, Total	20,208	2,156
Acquired Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	176,018	37,210
30 - 59 days past due	2,772	9
60 - 89 days past due	273	47
Over 90 days past due	109	0
Impaired Financing Receivable, Recorded Investment, Past Due	7,534	1,737
Non-accrual	4,487	0
Loans, Total	191,193	39,003
Acquired Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,876	2,359
30 - 59 days past due	622	0
60 - 89 days past due	29	0
Over 90 days past due	45	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	13,572	2,359
Acquired Loans [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		0
30 - 59 days past due	0	0
60 - 89 days past due	0	0
Over 90 days past due	0	0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Loans, Total	$ 0	$ 0